Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation Of Revenue [Line Items]
Revenue	¥ 8,578,577	¥ 9,529,587	¥ 8,392,843
At a Point in Time
Disaggregation Of Revenue [Line Items]
Revenue	7,110,549	7,876,188	7,155,654
Overtime
Disaggregation Of Revenue [Line Items]
Revenue	1,468,028	1,653,399	1,237,189
Installment e-commerce platform service income
Disaggregation Of Revenue [Line Items]
Revenue	1,370,533	1,236,679	1,585,625
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	138,147	85,608	164,884
Online direct sales and services income
Disaggregation Of Revenue [Line Items]
Revenue	1,508,680	1,322,287	1,750,509
Credit facilitation service income
Disaggregation Of Revenue [Line Items]
Revenue	4,988,562	6,325,924	5,001,881
Credit facilitation service income | Loan Facilitation and Matching Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	3,843,372	5,201,429	4,178,477
Credit facilitation service income | Post-Origination Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	1,145,190	1,124,495	823,404
Tech-empowerment service income
Disaggregation Of Revenue [Line Items]
Revenue	2,081,335	1,881,376	1,640,453
Tech-empowerment service income | Loan Facilitation and Matching Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	101,490	695,872	702,774
Tech-empowerment service income | Post-Origination Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	206,790	197,561	280,574
Tech-empowerment service income | Referral Service Fee
Disaggregation Of Revenue [Line Items]
Revenue	1,587,248	603,361	349,927
Tech-empowerment service income | Other Services
Disaggregation Of Revenue [Line Items]
Revenue	185,807	384,582	307,178
Loan facilitation and servicing fees-credit oriented and performance based
Disaggregation Of Revenue [Line Items]
Revenue	¥ 5,296,842	¥ 7,219,357	¥ 5,985,229